Advances for Vessel Acquisitions	12 Months Ended
Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

6. Advances for Vessels Acquisitions:
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between November 2013 and February 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly-owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S4010 and S4011), each of approximately 8,827 TEU capacity. These two newbuild vessels are scheduled to be delivered to the Company by March 2013. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed with respect to the three 9,403 TEU vessels discussed in the preceding paragraph.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Undine Shipping Co., Terance Shipping Co., Quentin Shipping Co., Raymond Shipping Co. and Sander Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels, each of approximately 8,827 TEU capacity. The five newbuild vessels are scheduled for delivery in the second and third quarter of 2013 and the Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010, for the three approximately 9,403 TEU vessels discussed above.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $324,329 was paid up to December 31, 2012 ($143,131 during the year ended December 31, 2011 and $181,198 during the year ended December 31, 2012).
The amount of $148,373 and $339,552 separately reflected in the accompanying 2011 and 2012 consolidated balance sheets, respectively, include amounts paid to the shipyards and other costs, as analyzed below:

	2011	2012
Pre-delivery installments	143,131	324,329
Capitalized interest and finance costs	2,773	8,053
Other capitalized costs	2,469	7,170
Total	148,373	339,552